Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Company’s Income (Loss) Before Taxes	The following is a summary of the Company’s income (loss) before taxes allocated between domestic and foreign operations:
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Domestic:
Bermuda	91,769	72,827	37,423
Foreign:
U.K.	28,494	17,029	11,493
Other*	5,785	2,310	(288)
Income before taxes	126,048	92,166	48,628

Schedule of Income Tax Payable	Income tax expense (benefit) is comprised as follows:
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Current income tax expense (benefit):
Current income tax charge	6,401	3,261	2,179
Amounts in respect of prior years	12	(22)	97

Deferred tax expense:
Origination and reversal of temporary differences	1,165	(310)	(462)
Amounts in respect of prior years	276	3	-
Income tax expense for the year	7,854	2,932	1,814

Schedule of Income Tax Payable	Reconciliation of tax expense and the accounting income multiplied by the applicable tax rate is as follows:
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Income tax at expected tax rate of zero percent	-	-	-
Foreign statutory tax rates differential	7,825	3,027	1,838
Non-deductible expenses	60	73	80
Other	(31)	(168)	(104)
Income tax expense (benefit) for the year	7,854	2,932	1,814

Schedule of Deferred Income Tax Assets and Liabilities	The significant components of the deferred income tax assets and liabilities were as follows:
	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Deferred tax assets:
Operating loss carryforwards	76	398
Foreign exchange valuations	-	334
Allowance for expected credit losses	363	175
Unrealized losses on investments	3,961	4,877
Other deferred tax assets	171	4
Total deferred tax assets	4,571	5,788

Deferred tax liabilities:
Foreign exchange valuations	(220)	-
Other deferred tax valuation	(194)	-
Total deferred tax liabilities	(414)	-
Net deferred tax asset	4,157	5,788

Schedule of Income Tax Payable	The tax returns that remain subject to examination by major tax jurisdictions are as follows:
At December 31, 2023	Open Tax Years

Major tax Jurisdiction
UK	2023
Malta	2021 - 2023